Deferred Taxation - Summary of Net Deferred Tax Assets/(Liabilities) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 122	¥ 79
Deferred tax liabilities	(18)	(86)
Net deferred tax assets/(liabilities)	¥ 104	¥ (7)	¥ 235